Debt	12 Months Ended
Sep. 30, 2017
Debt [Abstract]
Debt

NOTE 11 - DEBT

Debt for SBH and SB/RH as of September 30, 2017 and 2016 consists of the following:

	2017		2016
(in millions)	Amount	Rate	Amount	Rate
Term Loan, variable rate, due June 23, 2022	$1,244.2	3.4%	$1,005.5	3.6%
CAD Term Loan, variable rate, due June 23, 2022	59.0	4.9%	54.9	4.6%
Euro Term Loan, variable rate, due June 23, 2022	—	—%	63.0	3.5%
4.00% Notes, due October 1, 2026	500.9	4.0%	477.0	4.0%
5.75% Notes, due July 15, 2025	1,000.0	5.8%	1,000.0	5.8%
6.125% Notes, due December 15, 2024	250.0	6.1%	250.0	6.1%
6.375% Notes, due November 15, 2020	—	—%	129.7	6.4%
6.625% Notes, due November 15, 2022	570.0	6.6%	570.0	6.6%
Revolver Facility, variable rate, expiring March 6, 2022	—	—%	—	—%
Other notes and obligations	4.7	8.0%	3.9	7.5%
Obligations under capital leases	199.7	5.7%	67.4	5.3%
Total debt	3,828.5		3,621.4
Unamortized discount on debt	(3.7)		(4.5)
Debt issuance costs	(53.1)		(56.9)
Less current portion	(19.4)		(145.3)
Long-term debt, net of current portion	$3,752.3		$3,414.7

The Company’s aggregate scheduled maturities of debt and capital lease obligations are as follows:

(in millions)	Capital Lease Obligations	Debt	Total
2018	$6.3	$13.1	$19.4
2019	7.4	17.7	25.1
2020	7.8	13.1	20.9
2021	9.9	13.1	23.0
2022	7.6	1,250.8	1,258.4
Thereafter	160.7	2,321.0	2,481.7
Long-term debt	$199.7	$3,628.8	$3,828.5

There was no intercompany debt owed by SB/RH as of September 30, 2017 and 2016.

Term Loans and Revolver Facility

On June 23, 2015, SBI entered into term loan facilities pursuant to a Senior Credit Agreement consisting of (i) a $1,450 million USD Term Loan due June 23, 2022, (ii) a $75 million CAD Term Loan due June 23, 2022 and (iii) a €300 million Euro Term Loan due June 23, 2022, (collectively, “Term Loans”) and (iv) entered into a $500 million Revolver Facility due June 23, 2020 (the “Revolver”). The proceeds from the Term Loans and draws on the Revolver were used to repay SBI’s then-existing senior term credit facility, repay SBI’s outstanding 6.75% senior unsecured notes due 2020, repay and replace SBI’s then-existing asset based revolving loan facility, and to pay fees and expenses in connection with the refinancing and for general corporate purposes.

On October 6, 2016, the Company entered into the first amendment to the Credit Agreement under its Term Loans and Revolver Facility (the “Credit Agreement”) reducing the interest rate margins applicable to the USD Term Loans to either adjusted LIBOR (International Exchange London Interbank Offered Rate), subject to a 0.75% floor plus margin of 2.50% per annum, or base rate with a 1.75% floor plus margin of 1.50% per annum. The Company recognized $1.0 million of costs in connection with amending the Credit Agreement that has been recognized as interest expense.

On March 6, 2017, the Company entered into a second amendment to the Credit Agreement expanding the overall capacity of the Revolver Facility to $700 million, reducing the interest rate margin to either adjusted LIBOR plus margin ranging from 1.75% to 2.25%, or base rate plus margin ranging from 0.75% to 1.25%, reducing the commitment fee to 35bps, and extending the maturity to March 2022. The Company recognized $2.6 million of costs in connection with amending the cash revolver that has been deferred as debt issuance costs.

On April 7, 2017, the Company entered into a third amendment to the Credit Agreement reducing the interest rate margins applicable to the USD Term Loans to either adjusted LIBOR plus margin of 2.00% per annum, or base rate plus margin of 1.00%. The Company recognized $0.6 million of costs in connection with amending the Credit Agreement that has been recognized as interest expense.

On May 16, 2017, the Company entered into a fourth amendment to the Credit Agreement increasing its USD Term Loan by $250.0 million of incremental borrowings and removing the floor which both LIBOR and base rates were subject to. The Company recognized $2.7 million as costs in connection with the increased borrowing that has been deferred as debt issuance costs.

On May 24, 2017, the Company extinguished its Euro Term Loan and recognized non-cash interest expense of $0.6 million for previously deferred debt issuance costs in connection with the extinguishment.

Subsequent to the amendments to the Credit Agreement discussed above, the Term Loans and Revolver Facility are subject to variable interest rates, (i) the USD Term Loan is subject to either adjusted LIBOR, plus margin of 2.00% per annum, or base rate plus margin of 1.00% per annum; (ii) the CAD Term Loan is subject to either CDOR (Canadian Dollar Offered Rate), subject to a 0.75% floor plus 3.50% per annum, or base rate with a 1.75% floor plus 2.50% per annum; (iii) the Euro Term Loan was subject to either EURIBOR (Euro Interbank Offered Rate), subject to a 0.75% floor plus 2.75% per annum; and (iv) the Revolver Facility is subject to either adjusted LIBOR plus margin ranging from 1.75% to 2.25% per annum, or base rate plus margin ranging from 0.75% to 1.25% per annum.

Subject to certain mandatory prepayment events, the Term Loans are subject to repayment according to scheduled amortizations, with the final payments of all amounts outstanding, plus accrued and unpaid interest, due at maturity. The Senior Credit Agreement contains customary affirmative and negative covenants, including, but not limited to, restrictions on SBI and its restricted subsidiaries’ ability to incur indebtedness, create liens, make investments, pay dividends or make certain other distributions, and merge or consolidate or sell assets, in each case subject to certain exceptions set forth in the Senior Credit Agreement.

The Credit Agreement, solely with respect to the Revolver Facility, contains a financial covenant test on the last day of each fiscal quarter on the maximum total leverage ratio. This is calculated as the ratio of (i) the principal amount of third party debt for borrowed money (including unreimbursed letter of credit drawings), capital leases and purchase money debt, at period-end, less cash and cash equivalents, to (ii) adjusted EBITDA for the trailing twelve months. The maximum total leverage ratio should be no greater than 6.0 to 1.0. As of September 30, 2017, we were in compliance with all covenants under the Credit Agreement

Pursuant to a guarantee agreement, SB/RH and the material wholly-owned domestic subsidiaries of SBI have guaranteed SBI’s obligations under the Senior Credit Agreement and related loan documents. Pursuant to a security agreement, SBI and such subsidiary guarantors have pledged substantially all of their respective assets to secure such obligations and, in addition, SB/RH has pledged the capital stock of SBI to secure such obligations. The Senior Credit Agreement also provides for customary events of default including payment defaults and cross-defaults to other material indebtedness.

In connection with the new Revolver Facility, the Company incurred $5.7 million of fees that were capitalized as debt issuance costs and are being amortized over the remaining life of the Revolver Facility. As of September 30, 2017, the Company had aggregate borrowing availability of $680.5 million, net of outstanding letters of credit of $18.0 million and a $1.5 million amount allocated to a foreign subsidiary.

4.00% Notes

On September 20, 2016, SBI issued €425 million aggregate principal amount of 4.00% Notes at par value, due October 1, 2026. The 4.00% Notes are guaranteed by SB/RH as well as by SBI’s existing and future domestic subsidiaries.

SBI may redeem all or a part of the 4.00% Notes, at any time on or after October 1, 2021 at specified redemption prices. In addition, prior to October 1, 2021, SBI may redeem the notes at a redemption price equal to 100% of the principal amounts plus a “make-whole” premium. SBI is also entitled to redeem up to 35% of the aggregate principal amount of the notes before October 1, 2019 with an amount of cash equal to the net proceeds that SBI raises in equity offerings at specified redemption prices. Further, the indenture governing the 4.00% Notes (the “2026 Indenture”) requires SBI to make an offer, in cash, to repurchase all or a portion of the applicable outstanding notes for a specified redemption price, including a redemption premium, upon the occurrence of a change of control of SBI, as defined in the 2026 Indenture.

The 2026 Indenture contains customary covenants that limit, among other things, the incurrence of additional indebtedness, payment of dividends on or redemption or repurchase of equity interests, the making of certain investments, expansion into unrelated businesses, creation of liens on assets, merger or consolidation with another company, transfer or sale of all or substantially all assets, and transactions with affiliates.

In addition, the 2026 Indenture provides for customary events of default, including failure to make required payments, failure to comply with certain agreements or covenants, failure to make payments when due or on acceleration of certain other indebtedness, and certain events of bankruptcy and insolvency. Events of default under the 2026 Indenture arising from certain events of bankruptcy or insolvency will automatically cause the acceleration of the amounts due under the 4.00% Notes. If any other event of default under the 2026 Indenture occurs and is continuing, the trustee for the 2026 Indenture or the registered holders of at least 25% in the then aggregate outstanding principal amount of the 4.00% Notes, may declare the acceleration of the amounts due under those notes.

The Company recorded $7.7 million of fees in connection with the offering of the 4.00% Notes, which have been capitalized as debt issuance costs and are being amortized over the remaining life of the 4.00% Notes.

5.75% Notes

On May 20, 2015, in connection with the acquisition of the AAG Business, SBI issued $1,000 million aggregate principal amount of 5.75% Notes at par value, due July 15, 2025 (the “5.75% Notes”). The 5.75% Notes are guaranteed by SB/RH as well as by SBI’s existing and future domestic subsidiaries.

SBI may redeem all or a part of the 5.75% Notes, at any time on or after July 15, 2020, at specified redemption prices. In addition, prior to July 15, 2020, SBI may redeem the notes at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. SBI is also entitled to redeem up to 35% of the aggregate principal amount of the notes before July 15, 2018 with an amount of cash equal to the net proceeds that SBI raises in equity offerings at specified redemption prices. Further, the indenture governing the 5.75% Notes (the “2025 Indenture”) requires SBI to make an offer, in cash, to repurchase all or a portion of the applicable outstanding notes for a specified redemption price, including a redemption premium, upon the occurrence of a change of control of SBI, as defined in the 2025 Indenture.

The 2025 Indenture contains customary covenants that limit, among other things, the incurrence of additional indebtedness, payment of dividends on or redemption or repurchase of equity interests, the making of certain investments, expansion into unrelated businesses, creation of liens on assets, merger or consolidation with another company, transfer or sale of all or substantially all assets, and transactions with affiliates.

In addition, the 2025 Indenture provides for customary events of default, including failure to make required payments, failure to comply with certain agreements or covenants, failure to make payments when due or on acceleration of certain other indebtedness, and certain events of bankruptcy and insolvency. Events of default under the 2025 Indenture arising from certain events of bankruptcy or insolvency will automatically cause the acceleration of the amounts due under the 5.75% Notes. If any other event of default under the 2025 Indenture occurs and is continuing, the trustee for the 2025 Indenture or the registered holders of at least 25% in the then aggregate outstanding principal amount of the 5.75% Notes, may declare the acceleration of the amounts due under those notes.

The Company recorded $19.7 million of fees in connection with the offering of the 5.75% Notes, which have been capitalized as debt issuance costs and are being amortized over the remaining life of the 5.75% Notes.

6.125% Notes

On December 4, 2014, SBI issued $250 million aggregate principal amount of 6.125% Notes at par value, due December 15, 2024 (the”6.125% Notes”). The 6.125% Notes are guaranteed by SB/RH, as well as by SBI’s existing and future domestic subsidiaries.

SBI may redeem all or a part of the 6.125% Notes, at any time on or after December 15, 2019, at specified redemption prices. Prior to December 15, 2019, SBI may redeem the notes at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. SBI is also entitled to redeem up to 35% of the aggregate principal amount of the notes before December 15, 2017 with an amount of cash equal to the net proceeds that SBI raises in equity offerings at specified redemption prices. Further, the indenture governing the 6.125% Notes (the “2024 Indenture”) requires SBI to make an offer, in cash, to repurchase all or a portion of the applicable outstanding notes for a specified redemption price, including a redemption premium, upon the occurrence of a change of control of SBI, as defined in the 2024 Indenture.

The 2024 Indenture contains customary covenants that limit, among other things, the incurrence of additional indebtedness, payment of dividends on or redemption or repurchase of equity interests, the making of certain investments, expansion into unrelated businesses, creation of liens on assets, merger or consolidation with another company, transfer or sale of all or substantially all assets, and transactions with affiliates.

In addition, the 2024 Indenture provides for customary events of default, including failure to make required payments, failure to comply with certain agreements or covenants, failure to make payments when due or on acceleration of certain other indebtedness, and certain events of bankruptcy and insolvency. Events of default under the 2024 Indenture arising from certain events of bankruptcy or insolvency will automatically cause the acceleration of the amounts due under the 6.125% Notes. If any other event of default under the 2024 Indenture occurs and is continuing, the trustee for the 2024 Indenture or the registered holders of at least 25% in the then aggregate outstanding principal amount of the 6.125% Notes, may declare the acceleration of the amounts due under those notes.

The Company recorded $4.6 million of fees in connection with the offering of the 6.125% Notes, which have been capitalized as debt issuance costs and are being amortized over the remaining life of the 6.125% Notes.

6.375% Notes and 6.625% Notes

On December 17, 2012, in connection with the acquisition of HHI Business, the Company assumed $520 million aggregate principal amount of 6.375% Notes at par value, due November 15, 2020 (the “6.375% Notes”), and $570 million aggregate principal amount of 6.625% Notes at par value, due November 15, 2022 (the “6.625% Notes”). During the year ended September 30, 2016, in connection with the issuance of the 4.00% Notes previously discussed, the Company repurchased $390.3 million aggregate principal amount of the 6.375% Notes in a cash tender offer. In connection with the tender, the Company recognized $6.5 million of fees and expenses and a $15.6 million tender premium as interest expense and wrote off $5.8 million of previously capitalized debt issuance costs as a non-cash charge to interest expense during the year ended September 30, 2016. On October 20, 2016, the Company redeemed the remaining outstanding aggregate principal on the 6.375% Notes of $129.7 million, with a make whole premium of $4.6 million recognized as interest expense and $1.9 million in non-cash interest expense for previously deferred debt issuance costs for the year ended September 30, 2017. The 6.625% Notes are unsecured and guaranteed by SB/RH, as well as by existing and future domestic restricted subsidiaries.

The Company may redeem all or a part of the 6.625% Notes, upon not less than 30 or more than 60 days notice, at specified redemption prices. Further, the indenture governing the 6.625% Notes (the “2020/22 Indenture”) requires the Company to make an offer, in cash, to repurchase all or a portion of the applicable outstanding notes for a specified redemption price, including a redemption premium, upon the occurrence of a change of control of the Company, as defined in such indenture. Subsequent to the year ended September 30, 2017 and effective November 15, 2017, the 6.625% Notes became callable by the Company.

The 2020/22 Indenture contains customary covenants that limit, among other things, the incurrence of additional indebtedness, payment of dividends on or redemption or repurchase of equity interests, the making of certain investments, expansion into unrelated businesses, creation of liens on assets, merger or consolidation with another company, transfer or sale of all or substantially all assets, and transactions with affiliates.

In addition, the 2020/22 Indenture provides for customary events of default, including failure to make required payments, failure to comply with certain agreements or covenants, failure to make payments when due or on acceleration of certain other indebtedness, and certain events of bankruptcy and insolvency. Events of default under the 2020/22 Indenture arising from certain events of bankruptcy or insolvency will automatically cause the acceleration of the amounts due under the 6.625% Notes. If any other event of default under the 2020/22 Indenture occurs and is continuing, the trustee for the 2020/22 Indenture or the registered holders of at least 25% in the then aggregate outstanding principal amount of the 6.625% Notes, may declare the acceleration of the amounts due under those notes.

The Company recorded $14.1 million of fees in connection with the offering of the 6.625% Notes, which were capitalized as debt issuance costs and amortized over the remaining lives of the 6.625% Notes, respectively.